EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Schedule of employee benefits obligations
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Employee benefits obligations(Note 26)	34,043	30,745
Less: current portion included in accruals and other payables	(34,043)	(30,745)
	-	-

Schedule of movement of employee benefits obligations
	2016	2017
	RMB’000	RMB’000

At 1 January	13,380	34,043
Additions	24,727	-
Payments	(4,064)	(3,298)
At 31 December	34,043	30,745